INCOME TAX -Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Balance at the beginning of the year	$ 202,715	$ 32,914	$ 3,130
Addition	215,886	177,715	29,784
Deduction	(25,934)
Effect of foreign currency translation	(1,930)	(7,914)
Balance at the end of the year	$ 390,737	$ 202,715	$ 32,914